Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares £ / shares shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2019 £ / shares shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Repurchases of shares	$ (1,214)		$ (10,286)	[1]		$ (4,519)	[1]
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	657		685
Repurchases of shares	(6)		(28)	[1]		(11)	[1]
Ending balance	$ 651		$ 657			$ 685
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares		€ 0.07
Beginning balance (in shares) | shares	4,151,787,517		4,471,889,296
Repurchases of shares (in shares) | shares	(50,548,018)		(320,101,779)
Ending balance (in shares) | shares	4,101,239,499		4,151,787,517			4,471,889,296
Beginning balance	$ 349		$ 376
Repurchases of shares	(4)		(27)
Ending balance	$ 345		$ 349			$ 376
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares		€ 0.07
Beginning balance (in shares) | shares	3,729,407,107		3,745,486,731
Repurchases of shares (in shares) | shares	(23,223,271)		(16,079,624)
Ending balance (in shares) | shares	3,706,183,836		3,729,407,107			3,745,486,731
Beginning balance	$ 308		$ 309
Repurchases of shares	(2)		(1)
Ending balance	$ 306		$ 308			$ 309
Ordinary Shares A | Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid ordinary shares (in shares) | shares		50,000	50,000		50,000
Deferred share (in usd per share) | £ / shares		€ 1			£ 1

[1]	[C] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell was contractually bound to under the tranches of the buyback programme, plus associated stamp duty (see Note 20).